Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current Assets:
Cash	$ 1,025	$ 10,335	$ 612,750
Prepaid expenses	39,854	38,951	86,557
Total Current Assets	40,879	49,286	699,307
Long-term prepaid expenses			38,633
Investments held in trust account	42,583,196	118,985,048	116,152,113
Total Assets	42,624,075	119,034,334	116,890,053
Current Liabilities:
Accounts payable and accrued liabilities	1,569,744	990,605	179,371
Income tax payable	718,813	290,342
Excise tax payable	789,396
Promissory notes and working capital loans from related parties	706,957	519,957
Accrued interest – related parties	1,918	7,545
Total Current Liabilities	3,786,828	1,808,449	179,371
Long Term Liabilities:
Derivative forward purchase liability	123,287	285,567	1,726,908
Derivative warrant liability	239,005	756,018	3,706,098
Deferred underwriter fee payable	3,737,500	3,737,500	3,737,500
Total Liabilities	7,886,620	6,587,534	9,349,877
Commitments and Contingencies (Note 6)
Class A common stock subject to possible redemption	41,557,941	118,392,240	116,150,000
Stockholders’ Deficit:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Common stock	6	6	6
Common stock	288	288	288
Additional paid-in capital
Accumulated deficit	(6,820,780)	(5,945,734)	(8,610,118)
Total Stockholders’ Deficit	(6,820,486)	(5,945,440)	(8,609,824)
Total Liabilities, Common Stock Subject to Possible Redemption and Stockholders’ Deficit	$ 42,624,075	119,034,334	116,890,053
Previously Reported
Current Liabilities:
Promissory notes from related parties		$ 527,502